Document and Entity Information	12 Months Ended
	Dec. 31, 2011	Oct. 26, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	MAGNA INTERNATIONAL INC
Entity Central Index Key	0000749098
Document Type	40-F
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding		233,317,792